Earnings Per Share (Details) - Schedule of basic and diluted EPS - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of basic and diluted EPS [Abstract]
Profit for the year	$ 31,669	$ 23,565	$ 25,542
Less: profit attributable to the Earnout Shares (note 18)	1,964
Less: profit attributable to the Restricted Shares Awards (note 18 and 31)	88
Net profit available to common shareholders	$ 29,617	$ 23,565	$ 25,542
Weighted average number of shares – basic and diluted (in Shares)	43,047,915	34,292,263	35,093,688
Basic and diluted earnings per share (in Dollars per share)	$ 0.69	$ 0.69	$ 0.73